INVESTMENT IN ASSOCIATES AND JOINT VENTURES - Cash Flows Impact of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	$ 1,362	$ 1,481	$ 753
Cash used by investing activities	(5,564)	(5,721)	(1,058)
Cash from financing activities	4,418	3,814	899
Change during the year	216	(426)	594
Utilities
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	380	433	352
Cash used by investing activities	6,189	(803)	(311)
Cash from financing activities	(6,716)	494	(21)
Change during the year	(147)	124	20
Other Ownership Interests	(106)	102	12
Partnership's Share	(41)	22	8
Transport
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	776	1,000	675
Cash used by investing activities	(1,018)	(1,673)	(1,783)
Cash from financing activities	369	1,121	969
Change during the year	127	448	(139)
Other Ownership Interests	77	370	(122)
Partnership's Share	50	78	(17)
Energy
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	320	261	152
Cash used by investing activities	(288)	(171)	(174)
Cash from financing activities	(46)	(77)	15
Change during the year	(14)	13	(7)
Other Ownership Interests	(10)	6	(4)
Partnership's Share	(4)	7	(3)
Data Infrastructure [Member]
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	323	338	325
Cash used by investing activities	(305)	(226)	(323)
Cash from financing activities	19	(57)	(83)
Change during the year	37	55	(81)
Other Ownership Interests	29	44	(63)
Partnership's Share	8	11	(18)
Corporate
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	7	1
Cash used by investing activities	(7)	(10)
Cash from financing activities	0	4
Change during the year	0	(5)
Other Ownership Interests	0	(3)
Partnership's Share	0	(2)
Associates and Joint Ventures
Disclosure Of Associates And Joint Ventures [Line Items]
Cash from operating activities	1,806	2,033	1,504
Cash used by investing activities	4,571	(2,883)	(2,591)
Cash from financing activities	(6,374)	1,485	880
Change during the year	3	635	(207)
Other Ownership Interests	(10)	519	(177)
Partnership's Share	$ 13	$ 116	$ (30)